Financial Instruments by Category (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	¥ 95	¥ 121
Financial Liabilities at amortised cost	203,156	182,923
Financial assets at fair value through other comprehensive income	995	1,274
Derivatives used for hedging	141	23
Financial assets at amortized cost	11,389	7,159
Derivatives used for hedging	399	70
Total	12,878	8,624
Total	203,297	182,946
Equity investments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	995	1,274
Total	995	1,274
Derivative financial assets instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives used for hedging	399	70
Total	399	70
Financial assets included in other non-current assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	150	180
Total	150	180
Trade and notes receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	1,124	1,717
Total	1,124	1,717
Financial asset at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	95	121
Total	95	121
Financial assets included in prepayments and other receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	2,452	3,906
Total	2,452	3,906
Restricted bank deposits and short-term bank deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	12	6
Total	12	6
Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	7,651	1,350
Total	7,651	1,350
Trade and bills payables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	3,220	3,877
Total	3,220	3,877
Financial liabilities included in other payables and accruals [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	15,790	16,934
Total	15,790	16,934
Borrowings in financial liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	87,895	51,837
Total	87,895	51,837
Derivative financial liabilities instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives used for hedging	141	23
Total	141	23
Lease liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	96,251	110,275
Total	¥ 96,251	¥ 110,275